Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of prepayments - related party

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
			US$	US$
VD Capital Pty. Ltd.	KNOREX Ltd’s shareholder >5% and <10% of shareholding	Prepayments of consulting services for corporate development, capital management and fundraising	$2,777,500	$-
Total			$2,777,500	$-

Schedule of short-term loans - related parties

Name of Related Party	Relationship	Term	Nature	As of December 31, 2025	As of December 31, 2024
				US$	US$
Truong Vinh Phu Le	Vice President of Operations of the Company	30% interest per annum, maturity date extended from 1/18/2025 to 9/9/2025	Working capital loan	$-	$104,221
Truong Vinh Phu Le	Vice President of Operations of the Company	30% interest per annum, maturity date extended from 2/7/2025 to 9/9/2025	Working capital loan	-	22,596
Kheng Ee Lennon Teng	Group General Manager of the Company	15%(1) interest per annum, maturity date extended from 9/9/2025 to 10/9/2026	Working capital loan	14,866	-
Kheng Ee Lennon Teng	Group General Manager of the Company	15%(2) interest per annum, maturity date extended from 9/9/2025 to 10/9/2026	Working capital loan	37,386	37,386
Kheng Ee Lennon Teng	Group General Manager of the Company	Non-interest bearing and due on demand	Working capital loan	-	27,238
Wilson Chandra	Director and President	Non-interest bearing and due on demand	Working capital loan	1,036	80,000
Franklin Capital Enterprise Ltd.	KNOREX Ltd’s shareholder >10% of shareholding	15% interest per annum, maturity date is 10/9/2026	Working capital loan	200,000	-
Exchange rate difference				2,332	-
Total				$255,620	$271,441

Schedule of other payables - related parties

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
			US$	US$
Kheng Ee Lennon Teng	Group General Manager of the Company	Employee reimbursement	$12,192	$2,642
Le Truong Vinh Phu	Vice President of Operations of the Company	Employee reimbursement	23,842	10,668
Kheng Ee Lennon Teng	Group General Manager of the Company	Interest Accrual – Related Parties	22,530	4,772
Wilson Chandra	Director and President	Interest Accrual – Related Parties	363	2,029
Abhishek Kumar	Vice President of Product and Engineering	Employee reimbursement	2,886	-
Franklin Capital Enterprise Ltd	KNOREX Ltd’s shareholder >10% of shareholding	Interest Accrual – Related Parties	70,822	-
Khar Heng Choo	Chairman and Chief Executive Officer	Employee reimbursement	5,261	-
Total			$137,896	$20,111

Schedule of general and administrative expenses

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
			US$	US$
VD Capital Pty. Ltd.	KNOREX Ltd’s shareholder >5% and <10% of shareholding	Consulting services for corporate development, capital management and fundraising	$872,500	$-
Total			$872,500	$-

On October 3, 2025, the Company entered into a service agreement (the “Service Agreement”) with VD Capital Pty. Ltd., a related party holding an 8.85% ownership interest in the Company’s Class A Ordinary Shares. Pursuant to the Service Agreement, VD Capital Pty. Ltd. provides post-listing consulting and advisory services across three key areas for a total fee of US$3,650,000: (1) capital management and fundraising (12-month term; US$1,250,000); (2) corporate development (15-month term; US$800,000); and (3) management and business consulting (12-month term; US$1,600,000).

As of December 31, 2025, the remaining balance of US$2,777,500 was recorded as an unamortized related party prepayment for services to be rendered over the remainder of the respective 9 to 12 month period ending between September 30, 2026 and December 31, 2026 (see Related party balances section above).